Intangible assets (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 188,363	$ 257,342	$ 245,062